Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and Other Payables
TRADE AND OTHER PAYABLES

		December 31,
		2018	2017
	Note	US$ in millions
Trade payables		$33	$40
Outstanding chip liability	4	514	418
Customer deposits and other deferred revenue	4	497	424
Other tax payables		325	286
Accrued employee benefit expenses		155	137
Construction payables and accruals		147	111
Interest payables		125	5
Casino liabilities		67	50
Loyalty program liability	4	33	30
Payables to related companies - non-trade	29(b)	9	5
Other payables and accruals		127	123
		2,032	1,629
Less: non-current portion		(104)	(92)
Current portion		$1,928	$1,537

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Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
The monetary trade and other payables are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$997	$805
MOP	483	435
US$	145	30
Other currencies	10	2
	$1,635	$1,272

The aging analysis of trade payables based on invoice date is as follows:

	December 31,
	2018	2017
	US$ in millions
0-30 days	$27	$29
31-60 days	3	5
61-90 days	2	3
Over 90 days	1	3
	$33	$40